Net impairment loss on financial assets	12 Months Ended
Dec. 31, 2018
Net impairment loss on financial assets [Abstract]
Net impairment loss on financial assets
46.	Net impairment loss on financial assets

Net impairment loss on financial assets for the year ended December 31, 2016 and 2017 were as follows:

	2016		2017 (*)
Impairment losses on:
Loans	~~W~~	(1,102,781)	(799,577)
Available-for-sale financial assets		(96,381)	(202,360)
Other financial assets		(4,851)	(15,672)

		(1,204,013)	(1,017,609)

Reversal of impairment losses on:
Available-for-sale financial assets		8,350	4,061

	~~W~~	(1,195,663)	(1,013,548)

(*)	As the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.